Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001 ADNT
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	38-3380735
Current value	$ 19,299,419
EBP 001 ADNT | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
EBP 001 ADNT | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
EBP 001 AVZR
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	001
Entity tax identification number	20-1818668
Current value	$ 1,554,545
EBP 001 AVZR | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
EBP 001 AVZR | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	38-3406010
Current value	$ 3,699,693
EBP 002 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
EBP 002 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	003
Entity tax identification number	38-3380735
Current value	$ 1,737,871
EBP 003 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
EBP 003 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%